LAND USE RIGHTS, NET - Land use rights amortized (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LAND USE RIGHTS, NET.
Cost	¥ 664,272		¥ 617,808
Accumulated amortization	(61,769)		(41,788)
Land use rights, net	¥ 602,503	$ 84,861	¥ 576,020